Note 7 - Term Loans and Convertible Promissory Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]

Year Ending,
December 31,
2019
Total principal payments	$3,833

Convertible Debt [Table Text Block]

The table below reflects the principal amount of the Notes issued by the Company (in thousands):

	December 31, 2018	September 30, 2019
Convertible note payable, due on March 29, 2019 interest at 8.0% p.a.	$1,500	$—
Convertible note payable, due on September 27, 2019 interest at 8.0% p.a.	1,500	—
Convertible note payable, due on December 21, 2019 interest at 8.0% p.a.	1,500	1,500
Convertible note payable, due on March 29, 2020 interest at 8.0% p.a.	—	1,500
Convertible note payable, due on April 26, 2020 interest at 8.0% p.a.	—	2,000
Convertible note payable, due on May 29, 2020 interest at 8.0% p.a.	—	500
Convertible note payable, due on July 1, 2020 interest at 8.0% p.a.	—	250
Convertible note payable, due on July 29, 2020 interest at 8.0% p.a.	—	350
Convertible note payable, due on August 30, 2020 interest at 8.0% p.a.	—	250
Total	$4,500	$6,350

	As of December 31,
	2017	2018
Convertible note payable, due on March 29, 2019, interest at 8.0% p.a.	$—	$1,500
Convertible note payable, due on September 27, 2019, interest at 8.0% p.a.	—	1,500
Convertible note payable, due on December 21, 2019, interest at 8.0% p.a.	—	1,500
Total	$—	$4,500